Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Capital Growth Fund
Supplement Text	ck0000711080_SupplementTextBlock

November 6, 2013

TOUCHSTONE STRATEGIC TRUST

Touchstone Capital Growth Fund

Supplement to the Prospectus dated October 30, 2013

The performance table in the section entitled, “The Fund's Performance” of the prospectus of the Touchstone Capital Growth Fund has been revised to add performance information for the Russell 1000® Growth Index.

Accordingly, the performance table is revised as follows:

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2012
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.52%
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.13%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.46%
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.43%
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class Y | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.98%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.67%
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.55%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.55%
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.83%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.55%
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.97%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.55%